Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities

Note 13 Derivative Instruments and Hedging Activities

Interest Rate Swaps

We are subject to interest rate risk primarily associated with our variable-rate borrowings. Interest rate risk is the risk that changes in interest rates could adversely affect earnings and cash flows. Specific interest rate risk includes: the risk of increasing interest rates on short-term debt; the risk of increasing interest rates for planned new fixed long-term financings; and the risk of increasing interest rates for planned refinancing using long-term fixed-rate debt. We originally entered into these interest rate swap agreements to reduce the impact of interest rate movements on future interest expense by converting substantially all of our floating-rate debt to a fixed rate.

As of December 31, 2015, we held interest rate swaps with an aggregate notional amount of $1.6 billion. These interest rate swaps matured in January 2016. These swaps were entered into, as further described below, to economically hedge the variability in cash flow on a portion of the floating-rate term loans under our senior secured credit facilities, but had not been designated as hedges for accounting purposes. On a quarterly basis, we received a floating rate of interest equal to the three-month LIBOR and paid a fixed rate of interest. On the interest rate reset date of December 14, 2015, the interest rate which the counterparties utilized to compute interest due to us was determined to be 0.41%. From September 14, 2015 to December 14, 2015, the rate we paid averaged 1.97% and the rate we received averaged 0.34%.

The counterparties to our interest rate swap agreements are highly rated financial institutions. Over the life of the agreements, there was no occurrence of non-performance by the counterparties.

All of our interest rate swaps were undesignated as of December 31, 2015. The swaps were marked-to-market quarterly with any change in fair value included in interest expense, net in our consolidated statements of operations. We incorporated credit valuation adjustments to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk in the fair value measurements of our derivatives. Due to final payments and the maturity of these interest rate swaps in January 2016, no credit valuation adjustment was recorded as of December 31, 2015.

The following table sets forth the fair value of our derivatives by category (in thousands):

Derivatives not designated as hedging instruments	Balance Sheets Location	Year Ended December 31, 2014	Year Ended December 31, 2015
Undesignated interest rate swaps	Other current liabilities	$1,321	$2,013
Undesignated interest rate swaps	Other long-term liabilities	24,788	—

Total derivatives		$26,109	$2,013

The following table sets forth the effect of the derivative instruments, included in interest expense, net in our consolidated statements of operations (in thousands):

Derivatives not designated as hedging instruments	Presentation in Statements of Operations	Year Ended December 31, 2013	Year Ended December 31, 2014	Year Ended December 31, 2015
Undesignated interest rate swaps	Included in interest expense, net	$8,064	$5,649	$3,483